Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2020 year shares $ / shares	Dec. 31, 2019 shares year $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	15,650,234	12,825,541	14,072,332
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	7	5
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 59	$ 57	$ 56
$40-$49
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	187,744	449,216
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	0	1
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 48	$ 47
$40-$49 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	40
$40-$49 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 49
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	11,998,200	12,271,003
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	5	6
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 58	$ 58
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	3,464,290	105,322
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	9	4
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 65	$ 61
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 60